Income tax (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)
Tax Credit Carryforward, Amount	$ 1,486
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ (32)	$ (4,561)	$ (4,058)
Unrecognized Tax Benefits				$ 2,626
Long-term Income Tax Payable		2,228
Debt Instrument, Convertible, Conversion Ratio	4.1
Other Noncash Income Tax Expense	$ 861	0	$ 0
Accrued Income Taxes, Noncurrent	0	$ 2,228
Reversal Of Income Tax Benefit	$ 2,228
Income Tax Examination, Description	9
SINGAPORE
Income Tax Examination, Year under Examination	2014
INDONESIA
Income Tax Examination, Year under Examination	2013
COLOMBIA
Income Tax Examination, Year under Examination	2016
Tax Credit Carryforward Expiring in 2018 [Member]
Tax Credit Carryforward, Amount	$ 834
Tax Credit Carryforward, Year of Expiration	2018
Tax Credit Carryforward Expiring In 2019 [Member]
Tax Credit Carryforward, Amount	$ 1,031
Tax Credit Carryforward, Year of Expiration	2019
Tax Credit Carryforward Expiring In 2019 And 2022 [Member]
Tax Credit Carryforward, Amount	$ 419